Warrant Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrant Liabilities

Note 6. Warrant Liabilities

Warrants terms

The Company has issued Series A Warrants, Series B Warrants and Series C Warrants (the “Warrants”).

              The Company’s Series A, Series B, and Series C Warrants contain standard anti-dilution provisions for stock dividends, stock splits, subdivisions, combinations and similar types of recapitalization events. They also contain a cashless exercise feature that provides for their net share settlement at the option of the holder in the event that there is no effective registration statement covering the continuous offer and sale of the warrants and underlying shares. The Company is required to comply with certain requirement to cause or maintain the effectiveness of a registration statement for the offer and sale of these securities. The Warrant contracts further provide for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described herein. The Company evaluated the registration payment arrangement stipulated in the terms of these securities and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the IPO or Private Transaction proceeds to the registration payment arrangement. The Warrants also contain a fundamental transactions provision that permits their settlement in cash at fair value at the option of the holder upon the occurrence of a change in control. Such change in control events include tender offers or hostile takeovers, which are not within the sole control of the Company as the issuer of these warrants. Accordingly, the warrants are considered to have a cash settlement feature that precludes their classification as equity instruments. Settlement at fair value upon the occurrence of a fundamental transaction would be computed using the Black Scholes Option Pricing Model.

Accounting Treatment

The Company accounts for the Warrants in accordance with the guidance in ASC 815 Derivatives and Hedging. As indicated, above the Company may be obligated to settle warrants in cash in the case of a Fundamental Transaction.

Additionally, the terms of the Series B Warrants do not explicitly limit the potential number of shares, thereby the exercise of the Series B Warrants could result in the Company’s obligation to deliver a potentially unlimited number of shares upon settlement. As such, share settlement is not considered to be within the control of the Company.

The Company classified the Series A, Series B, and C Warrants as liabilities at their fair value and will re-measure the warrants at each balance sheet date until they are exercised or expire. Any change in the fair value is recognized as other income (expense) in the Company’s statement of operations.

Under ASC 815-40-35, the Company adopted a sequencing policy that reclassifies contracts, with the exception of stock options, from equity to assets or liabilities for those with the latest inception date first. Future issuance of securities will be evaluated as to reclassification as a liability under our sequencing policy of latest inception date first until either all of the Series B warrants are settled or expire.

In accordance with the guidance under ASC 815-40-25, we have evaluated that we have a sufficient number of authorized and unissued shares as March 31, 2015, to settle all existing commitments.

Series A Warrants

The Company has issued 2,449,605 Series A Warrants to purchase shares of its Common Stock at an exercise price of $6.50 per share in connection with the IPO unit offering described in Note 2. The Series A Warrants are exercisable at any time prior to the expiration of the five-year term on November 12, 2019. Upon the completion of the IPO, the Series A warrants started trading on the NASDAQ under the symbol CAPNW. As the warrants are publicly traded, the Company uses the closing price on the measurement date to determine the fair value of these warrants.

During the quarter ended March 31, 2015, a total of 24,000 Series A Warrants were exercised. As of March 31, 2015, the fair value of the remaining 2,425,605 outstanding Series A Warrants was approximately $3.6 million. The increase in the fair value of the Series A warrants of $2.8 million during the quarter ended March 31, 2015 was recorded as other expense in the statement of operations.

Series B Warrants

The Company has issued 2,449,605 Series B Warrants to purchase shares of its Common Stock. In the event that the market price of the Company’s common stock falls below $6.50 at any time between March 12, 2015 and February 12, 2016, the Series B Warrants will become exercisable on a cashless basis for a number of common shares that increases as the market price of the Company’s common stock decreases, and exercisable at a discount to the tracking price of the common stock at the time. The result is an inverse relationship between the fair value of the shares and the number of shares issuable.

As December 31, 2014, and March 31, 2015 the Company used a Monte Carlo simulation to calculate the fair value of its Series B Warrant liability. This model is dependent upon several variables such as the warrant’s term, exercise price, current stock price, risk-free interest rate estimated over the contractual term, estimated volatility of our stock over the term of the warrant and the estimated market price of our stock during the cashless exercise period. The risk-free rate is based on U.S. Treasury securities with similar maturities as the expected terms of the warrants. The volatility is estimated based on blending the volatility rates for a number of similar publicly-traded companies. The Company used the following inputs:

	December 31, 2014	March 31, 2015
Volatility	86.6%	100%
Expected Term (years)	1.1	.87
Expected dividend yield	0.0%	0.0%
Risk-free rate	0.26%	0.26%

In addition to the assumptions above, the Company’s estimated fair value of the Series B Warrant liability is calculated using other key assumptions. Management, with the assistance of an independent valuation firm, makes these subjective determinations based on available current information; however, as such information changes, so might management’s determinations and such changes could have a material impact of future operating results.

As of December 31, 2014 and March 31, 2015 the outstanding Series B Warrants and fair market values were:

Issuance date	Contractual Term	Exercise price per share	Shares Underlying warrants	Number of Warrants at December 31, 2014	Fair Value at December 31, 2014 (in thousands)	Number of Warrants at March 31, 2015	Fair Value at March 31, 2015 (in thousands)
November 2014	15 months	$6.50	Adjustable	2,449,605	$17,439	1,778,275	$14,180

On March 5, 2015, certain Series B Warrant holders exercised a total of 589,510 Series B Warrants. Immediately prior to the exercise, the Company re-measured the fair value of the warrants, which was approximately $6.7 million. The increase in the fair value of $2.3 million between December 31, 2014 and the date of exercise was recorded as other expense in the statement of operations. During the three months ended March 31, 2015 there were cashless exercises of 52,255 Series B Warrants. There were 1,778,275 Series B warrants that remained outstanding as of March 31, 2015. The increase in fair value of these remaining warrants was $1.5 million during the quarter ended March 31, 2015, which was recorded as other expense in the statement of operations.

Series C Warrants

On March 5, 2015, the Company entered into separate agreements with certain Series B Warrant holders, who agreed to exercise their Series B Warrants to purchase an aggregate of 589,510 shares of the Company’s common stock at an exercise price of $6.50 per share, resulting in gross proceeds to the Company of approximately $3.8 million. In connection with this exercise of the Series B Warrants, the Company issued to each investor who exercised Series B Warrants, new Series C Warrants for the number of shares of the Company’s Common Stock underlying the Series B Warrants that were exercised. Each Series C Warrant is exercisable at $6.25 per share and will expire on March 5, 2020. The new Series C Warrants are exercisable into 589,510 shares of the Company’s Common Stock. On the date of issuance, the fair value of the Series C Warrants determined using the Black-Scholes valuation model was approximately $3.0 million. The Series C Warrants were treated as an inducement to enter into the transaction, and as such the $3.0 million fair value of the Series C Warrants was recorded as other expense in the statement of operations. As of March 31, 2015, the fair value of the Series C Warrants was determined to be $2.5 million. The decline in the fair value of the warrants of $0.5 million between the issuance date and March 31, 2015 was recorded as other income in the statement of operations.

The Company has calculated the fair value of the Series C warrants using a Black-Scholes pricing model, which requires the input of highly subjective assumptions including the expected stock price volatility. The Company used the following inputs:

	March 4, 2015	March 31, 2015
Volatility	86%	86%
Expected Term (years)	5.0	4.93
Expected dividend yield	0.0%	0.0%
Risk-free rate	1.37%	1.35%

Note 8. Series A Warrants and Series B Warrants

Series A Warrants

The Company has issued Series A warrants to purchase shares of its common stock at an exercise price of $6.50 per share. The total proceeds from the issuance of the Series A warrants in the IPO was $9,488.

The Series A warrants are exercisable prior to the expiration of the five-year term on November 12, 2019. If, at any time while the Series A Warrants are outstanding, the Company enters into a “Fundamental Transaction” (as defined in the Series A Warrant Agreement), which includes, but is not limited to, a purchase offer, tender offer or exchange offer, a stock or share purchase agreement or other business combination (including, without limitation, a reorganization, recapitalization, spin-off or other scheme of arrangement), then each registered holder of outstanding Series A Warrants as at any time prior to the consummation of the Fundamental Transaction, may elect and require the Company to purchase the Series A Warrants held by such person immediately prior to the consummation of such Fundamental Transaction by making a cash payment in an amount equal to the Black Scholes Value of the remaining unexercised portion of such registered holder’s Series A Warrants. Therefore, under ASC 815, the Company classified the fair value of these Series A warrants as liabilities on the balance sheet due to this possibility that the Company may be obligated to settle the warrants in cash. Upon the completion of the IPO, the Series A warrants started trading on the NASDAQ under the symbol CAPNW. As the warrants are publicly traded, the Company uses the closing price on the measurement date to determine the fair value of these warrants.

As of November 18, 2014 and December 31, 2014, the outstanding Series A Warrants and fair market values were:

Issuance date	Contractual Term	Exercise price per share	Number of warrants	Shares underlying warrants	Fair Value at November 18, 2014	Fair Value at December 31, 2014
November 2014	5 years	$6.50	2,449,605	2,449,605	$1,494,259	$857,362

The decrease in the fair value of the Series A Warrants between the IPO date and 12/31/2014 of $636,897 was recognized on a revised basis as other income during the year ended December 31, 2014.

Upon completion of the Company’s IPO on November 18, 2014, the 2014 convertible promissory notes automatically converted into 552,105 units (which consisted of 552,105 shares of common stock, Series A Warrants to purchase 552,105 shares of common stock and Series B warrants to purchase 552,105 shares of common stock). In addition, the Company issued 1,897,500 Series A warrants in connection with its IPO.

Series B Warrants

The Company has issued Series B warrants to purchase shares of its common stock. In the event that the market price of the Company’s common stock falls below $6.50 at any time between March 12, 2015 and February 12, 2016, the Series B warrants will become exercisable on a cashless basis for a number of common shares that increases as the market price of the Company’s common stock decreases, and exercisable at a discount to the tracking price of the common stock at the time. The total proceeds from the issuance of the Series B warrants in the IPO was $9,488.

The Company accounts for the Series B warrants in accordance with the guidance in ASC 815-40. The terms of the Series B warrants do not explicitly limit the potential number of shares, thereby the exercise of the B warrants could result in the Company’s obligation to deliver a potentially unlimited number of shares upon settlement. As such, share settlement is not considered to be within the control of the Company and as provided under ASC 815-40, the warrants do not meet the criteria for equity classification and are recorded as a liability. Accordingly, the Company classified the Series B warrants as liabilities at their fair value at the date of the IPO and will re-measure the warrants at each balance sheet date until they are exercised or expire. Any change in the fair value is recognized as other income (expense) in the Company’s statement of operations.

As of November 18, 2014 and December 31, 2014, the Company used a Monte Carlo simulation to calculate the fair value of its Series B warrant liability. This model is dependent upon several variables such as the warrant’s term, exercise price, current stock price, risk-free interest rate estimated over the contractual term, estimated volatility of our stock over the term of warrant and the estimated market price of our stock during the cashless exercise period. The risk-free rate is based on U.S. Treasury securities with similar maturities as the expected terms of the warrants. The volatility is estimated based on blending the volatility rates for a number of similar publicly-traded companies. The Company used the following inputs:

	November 18, 2014	December 31, 2014
Volatility	64%	86%
Expected Term (years)	1.25	1.1
Expected dividend yield	0.0%	0.0%
Risk-free rate	0.20%	0.26%

In addition to the assumptions above, the Company’s estimated fair value of the Series B warrant liability is calculated using other key assumptions. Management, with the assistance of an independent valuation firm, makes these subjective determinations based on available current information; however, as such information changes, so might management’s determinations and such changes could have a material impact of future operating results.

As of November 18, 2014 and December 31, 2014, the outstanding Series B warrants and fair market values were:

Issuance date	Contractual Term	Exercise price per share	Number of warrants	Shares underlying warrants	Fair Value at November 18, 2014	Fair Value at December 31, 2014
November 2014	15 months	Adjustable	2,449,605	Adjustable	$11,649,106	$17,438,731

The increase in the fair value of the Series B warrants between the IPO date and 12/31/2014 of $5,789,625 was recognized as an other expense during the year ended December 31, 2014.

In addition to the Series B warrants, the Company issued Series A warrants in connection with its IPO, has other warrants issued prior to the IPO in connection with convertible debt and has other warrants classified as part of its permanent equity. Under ASC 815-40-35, the Company has adopted a sequencing policy that reclassifies contracts from equity to assets or liabilities for those with the latest inception date first.

In accordance with the guidance under ASC 815-40-25, the Company has evaluated that it has a sufficient number of authorized and unissued shares, to settle all existing commitments as of December 31, 2014.